DERIVATIVE LIABILITIES - Derivative Liability Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Derivative Liability, Beginning Balance	$ 5,303,984	$ 7,717,150
Additional derivative liability on new notes		447,903
Change in fair value of derivative liability		(2,861,069)
Derivative Liability, Ending Balance		$ 5,303,984
Liability extinguished	$ (5,303,984)